Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Deposits [Line Items]
Non interest bearing deposits	$ 43,766	$ 44,617
Deposits booked payable on a fixed date	430,448
Unencumbered liquid assets	393,535	396,338
Bank Recapitalization (Bail-In) Regime [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	62,843	65,986
U.S. dollars [member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	508,058	521,160
Non USD Non CAD [Member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	$ 59,697	$ 54,397